INCOME TAXES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010	Dec. 28, 2009
Income Tax [Line Items]
Reversal of previously reserved unrecognized tax benefits resulting from expiration of statute of limitations			$ 451	$ 110	$ (1,933)
Income tax accruals provided for various uncertain tax positions					1,503
Company's unrecognized tax benefits totaled			1,631	1,631	1,691	4,133
Accrued interest and penalties			2,457	2,245
Effective income tax rate	32.20%	32.90%	28.00%	33.00%	(1.00%)
Federal statutory rate	35.00%		35.00%	35.00%	35.00%
Decrease unrecognized Tax Benefits	300
Cumulative Adjustment to record additional income tax expenses	500
Reversal of Previously Reserved Unrecognized Tax Benefits
Income Tax [Line Items]
Reversal of previously reserved unrecognized tax benefits resulting from expiration of statute of limitations					$ 3,683